Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefit expenses
Schedule of employee benefit expenses

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Wages and salaries	1,162,809	875,967	646,114
Welfare and other benefits	348,950	316,231	282,349
Share-based payments (Note 28)	7,759	10,954	490
	1,519,518	1,203,152	928,953